Acquired Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2013
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
Schedule of Acquired Intangible Assets, Net
	December 31, 2012
	Gross carrying amount	Accumulated amortization	Net carrying amount

Trademark	24,901,940	(3,631,533)	21,270,407
Technology	2,197,230	(915,513)	1,281,717
	27,099,170	(4,547,046)	22,552,124

	December 31, 2013
	Gross carrying amount	Accumulated amortization	Impairment (Note 5)	Net carrying amount

Trademark	24,901,940	(4,876,630)	(20,025,310)	—
Technology	2,197,230	(1,229,403)	(967,827)	—
	27,099,170	(6,106,033)	(20,993,137)	—